                               [NATIONWIDE LOGO]

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-4

                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 2000


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

APO-1882-X (06/00)

                               [NATIONWIDE LOGO]


                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                   [PICTURE]

                              PRESIDENT'S MESSAGE

               We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide Variable Account-4.

               During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

               Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.

                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 16, 2000

                       HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-4. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

      ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of CONTRACT OWNERS' EQUITY by funds series may be found on page 5. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 9, provide further disclosures about the variable account and its underlying contract provisions.

                          NATIONWIDE VARIABLE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)



ASSETS:

   Investments at market value:


      Greenwich SSF - Intermediate High Grade Portfolio (GSSFIHiGr)
         1,707 shares (cost $17,940) ......................................................   $    15,333

      Greenwich SSF - Total Return Portfolio (GSSFTotRt)
         11,352 shares (cost $202,907) ....................................................       224,656

      Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro)
         1,098,071 shares (cost $14,000,751) ..............................................     9,432,433

      Smith Barney VAF - The Reserve Account Portfolio (SBVAFResAcct)
         5,137 shares (cost $39,674) ......................................................        36,575

      Smith Barney VAF - The U.S. Government/
      High Quality Securities Portfolio (SBVAFUSGovHQ)
        59,280 shares (cost $687,336) .....................................................       621,256

      Travelers Series Fund Inc. - Smith Barney International Equity Portfolio (TSFSBIntEq)
         15,186 shares (cost $261,993) ....................................................       299,472

      Travelers Series Fund Inc. - Smith Barney Large Cap Value Portfolio (TSFSBLgCapVal)
         11,963 shares (cost $240,521) ....................................................       221,680

      Travelers Series Fund Inc. - Smith Barney Money Market Portfolio (TSFSBMMkt)
         13,403 shares (cost $13,402) .....................................................        13,403
                                                                                              -----------

            Total investments .............................................................    10,864,808

   Accounts receivable ....................................................................        30,356
                                                                                              -----------

            Total assets ..................................................................    10,895,164

ACCOUNTS PAYABLE ..........................................................................        34,088
                                                                                              -----------

CONTRACT OWNERS' EQUITY ...................................................................   $10,861,076
                                                                                              ===========

                                                                                                                      PERIOD
Contract owners' equity represented by:                      UNITS                  UNIT VALUE                        RETURN*
                                                           --------                 ----------                        ---------

   Contracts in accumulation phase:

      Greenwich SSF - Intermediate High
      Grade Portfolio:
         Non-tax qualified..........................            1,363               $ 11.395119   $    15,532              2%

      Greenwich SSF - Total Return Portfolio:
         Non-tax qualified..........................           11,904                 18.873707       224,673              5%

      Smith Barney VAF - The Income and
      Growth Portfolio:
         Tax qualified..............................           58,999                 29.655821     1,749,664            (1)%
         Non-tax qualified..........................          253,478                 29.655821     7,517,098            (1)%

      Smith Barney VAF - The Reserve
      Account Portfolio:
         Tax qualified..............................              224                 14.121543         3,163              2%
         Non-tax qualified..........................            2,366                 14.121543        33,412              2%

      Smith Barney VAF - The U.S. Government/
      High Quality Securities Portfolio:
         Tax qualified..............................            3,465                 16.448134        56,993              2%
         Non-tax qualified..........................           34,154                 16.448134       561,770              2%

      Travelers Series Fund Inc. - Smith Barney
      International Equity Portfolio:
         Non-tax qualified..........................           16,914                 17.704074       299,447           (14)%

      Travelers Series Fund Inc. - Smith Barney
      Large Cap Value Portfolio:
         Tax qualified..............................            5,401                 14.824816        80,069            (2)%
         Non-tax qualified..........................            9,551                 14.824816       141,592            (2)%

      Travelers Series Fund Inc. - Smith Barney
      Money Market Portfolio:
         Non-tax qualified..........................            1,151                 11.894247        13,690             2%
                                                              =======                 =========

   Reserves for annuity contracts in payout phase:
         Tax qualified..............................                                                    3,698
         Non-tax qualified..........................                                                  160,275
                                                                                                   ----------
                                                                                                 $ 10,861,076
                                                                                                   ==========


* The period return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                Total                   GSSFIHiGr               GSSFTotRt
                                                    ---------------------------    ------------------     -------------------
                                                         2000           1999         2000       1999        2000       1999
                                                    ------------     ----------    -------    -------     -------     -------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................ $    181,676        238,384      1,316      2,419       4,150       7,223
  Mortality, expense and administration
    charges (note 2) ..............................      (74,756)      (100,818)       (99)      (206)     (1,451)     (1,796)
                                                    ------------     ----------    -------    -------     -------     -------
    Net investment activity .......................      106,920        137,566      1,217      2,213       2,699       5,427
                                                    ------------     ----------    -------    -------     -------     -------

  Proceeds from mutual fund shares sold ...........    1,807,143      1,531,864        108     16,272      13,271      41,763
  Cost of mutual fund shares sold .................   (2,419,104)    (1,480,165)      (121)   (17,974)    (10,997)    (35,627)
                                                    ------------     ----------    -------    -------     -------     -------
    Realized gain (loss) on investments ...........     (611,961)        51,699        (13)    (1,702)      2,274       6,136
  Change in unrealized gain (loss) on investments .   (1,551,725)    (1,550,893)      (907)    (1,715)     (6,411)     20,717
                                                    ------------     ----------    -------    -------     -------     -------
    Net gain (loss) on investments ................   (2,163,686)    (1,499,194)      (920)    (3,417)     (4,137)     26,853
                                                    ------------     ----------    -------    -------     -------     -------
  Reinvested capital gains ........................    1,925,085      2,408,668       --         --        11,915      10,901
                                                    ------------     ----------    -------    -------     -------     -------
       Net increase (decrease) in contract owners'
        equity resulting from operations ..........     (131,681)     1,047,040        297     (1,204)     10,477      43,181
                                                    ------------     ----------    -------    -------     -------     -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................        1,000            996       --         --          --           248
  Transfers between funds .........................         --             --         --      (16,062)       --       (12,156)
  Redemptions .....................................   (1,446,102)    (1,169,345)      --         --       (11,383)       (679)
  Annuity benefits ................................      (14,491)       (15,504)      --         --          --          --
  Annual contract maintenance charge (note 2) .....       (2,960)        (3,209)        (3)        (3)        (21)        (26)
  Contingent deferred sales charges (note 2) ......         (483)          (548)      --         --          --          --
  Adjustments to maintain reserves ................       (9,291)       (40,182)         8          1         (15)       (203)
                                                    ------------     ----------    -------    -------     -------     -------
      Net equity transactions .....................   (1,472,327)    (1,227,792)         5    (16,064)    (11,419)    (12,816)
                                                    ------------     ----------    -------    -------     -------     -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............   (1,604,008)      (180,752)       302    (17,268)       (942)     30,365
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......   12,465,084     15,626,086     15,232     32,802     225,616     251,728
                                                    ------------     ----------    -------    -------     -------     -------
CONTRACT OWNERS' EQUITY END OF PERIOD ............. $ 10,861,076     15,445,334     15,534     15,534     224,674     282,093
                                                    ============     ==========    =======    =======     =======     =======

                                                            SBVAFIncGro
                                                     -------------------------
                                                         2000         1999
                                                     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................     145,004        222,144
  Mortality, expense and administration
    charges (note 2) ..............................     (65,204)       (89,289)
                                                     ----------     ----------
    Net investment activity .......................      79,800        132,855
                                                     ----------     ----------

  Proceeds from mutual fund shares sold ...........   1,467,084      1,082,671
  Cost of mutual fund shares sold .................  (2,051,075)    (1,008,330)
                                                     ----------     ----------
    Realized gain (loss) on investments ...........    (583,991)        74,341
  Change in unrealized gain (loss) on investments .  (1,506,620)    (1,629,813)
                                                     ----------     ----------
    Net gain (loss) on investments ................  (2,090,611)    (1,555,472)
                                                     ----------     ----------
  Reinvested capital gains ........................   1,907,813      2,393,212
                                                     ----------     ----------
       Net increase (decrease) in contract owners'
        equity resulting from operations ..........    (102,998)       970,595
                                                     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................       1,000            248
  Transfers between funds .........................    (195,920)       (95,489)
  Redemptions .....................................  (1,117,777)      (849,571)
  Annuity benefits ................................     (13,757)       (14,758)
  Annual contract maintenance charge (note 2) .....      (2,552)        (2,814)
  Contingent deferred sales charges (note 2) ......        (412)           (57)
  Adjustments to maintain reserves ................      (9,244)       (39,913)
                                                     ----------     ----------
      Net equity transactions .....................  (1,338,662)    (1,002,354)
                                                     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............  (1,441,660)       (31,759)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......  10,869,899     13,745,003
                                                     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .............   9,428,239     13,713,244
                                                     ==========     ==========

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                       SBVAFResAcct         SBVAFUSGovHQ          TSFSBIntEq        TSFSBLgCapVal
                                                    -----------------    ------------------   -----------------   -----------------
                                                      2000      1999       2000      1999      2000      1999       2000      1999
                                                    --------  -------    --------  --------   -------   -------   -------    ------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................ $  3,172     --        21,763     2,850     1,948       699     2,964     2,124
  Mortality, expense and administration
    charges (note 2) ..............................     (246)    (349)     (4,393)   (5,927)   (1,779)   (1,434)   (1,256)   (1,526)
                                                    --------  -------    --------  --------   -------   -------   -------    ------
    Net investment activity .......................    2,926     (349)     17,370    (3,077)      169      (735)    1,708       598
                                                    --------  -------    --------  --------   -------   -------   -------    ------

  Proceeds from mutual fund shares sold ...........    6,986   14,692     149,080   153,259    21,814    26,998     1,430    58,305
  Cost of mutual fund shares sold .................  (10,048) (21,969)   (184,672) (195,016)  (13,663)  (22,499)   (1,158)  (40,846)
                                                    --------  -------    --------  --------   -------   -------   -------    ------
    Realized gain (loss) on investments ...........   (3,062)  (7,277)    (35,592)  (41,757)    8,151     4,499       272    17,459
  Change in unrealized gain (loss) on investments .      793    7,256      28,180    44,370   (54,419)   10,587   (12,341)   (2,295)
                                                    --------  -------    --------  --------   -------   -------   -------    ------
    Net gain (loss) on investments ................   (2,269)     (21)     (7,412)    2,613   (46,268)   15,086   (12,069)   15,164
                                                    --------  -------    --------  --------   -------   -------   -------    ------
  Reinvested capital gains ........................     --       --          --        --        --        --       5,357     4,555
                                                    --------  -------    --------  --------   -------   -------   -------    ------
       Net increase (decrease) in contract owners'
        equity resulting from operations ..........      657     (370)      9,958      (464)  (46,099)   14,351    (5,004)   20,317
                                                    --------  -------    --------  --------   -------   -------   -------    ------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...............................     --       --          --         254      --         248      --        --
  Transfers between funds .........................     --       --          --     (32,232)  122,304      --      50,000      --
  Redemptions .....................................   (6,709) (14,208)   (143,769)  (85,020)  (19,958)  (25,612)     --     (56,702)
  Annuity benefits ................................     --       --          (734)     (746)     --        --        --        --
  Annual contract maintenance charge (note 2) .....      (27)     (28)       (179)     (156)      (54)      (36)      (64)      (85)
  Contingent deferred sales charges (note 2) ......     --       (105)       --        (386)      (71)     --        --        --
  Adjustments to maintain reserves ................        1       14          10      --         (28)     --         (30)      (81)
                                                    --------  -------    --------  --------   -------   -------   -------    ------
      Net equity transactions .....................   (6,735) (14,327)   (144,672) (118,286)  102,193   (25,400)   49,906   (56,868)
                                                    --------  -------    --------  --------   -------   -------   -------    ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .............   (6,078) (14,697)   (134,714) (118,750)   56,094   (11,049)   44,902   (36,551)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......   42,651   56,435     755,979   973,092   243,354   221,543   176,754   231,199
                                                    --------  -------    --------  --------   -------   -------   -------    ------
CONTRACT OWNERS' EQUITY END OF PERIOD ............. $ 36,573   41,738     621,265   854,342   299,448   210,494   221,656   194,648
                                                    ========  =======    ========  ========   =======   =======   =======   =======

                                                                                                                       (Continued)

NATIONWIDE VARIABLE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)
                                                                TSFSBMMkt
                                                          ----------------------
                                                             2000        1999
                                                          ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................................   $   1,359         925
  Mortality, expense and administration
    charges (note 2) ..................................        (328)       (291)
                                                          ---------    ---------
    Net investment activity ...........................       1,031         634
                                                          ---------    ---------

  Proceeds from mutual fund shares sold ...............     147,370     137,904
  Cost of mutual fund shares sold .....................    (147,370)   (137,904)
                                                          ---------    ---------
    Realized gain (loss) on investments ...............        --          --
  Change in unrealized gain (loss) on investments .....        --          --
                                                          ---------    ---------
    Net gain (loss) on investments ....................        --          --
                                                          ---------    ---------
  Reinvested capital gains ............................        --          --
                                                          ---------    ---------
       Net increase (decrease) in contract owners'
        equity resulting from operations ..............       1,031         634
                                                          ---------    ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................................        --          --
  Transfers between funds .............................      23,616     155,938
  Redemptions .........................................    (146,506)   (137,554)
  Annuity benefits ....................................        --          --
  Annual contract maintenance charge (note 2) .........         (60)        (60)
  Contingent deferred sales charges (note 2) ..........        --          --
  Adjustments to maintain reserves ....................           7          (1)
                                                          ---------    ---------
      Net equity transactions .........................    (122,943)     18,323
                                                          ---------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................    (121,912)     18,957
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........     135,599     114,284
                                                          ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .................   $  13,687     133,241
                                                          =========    =========


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                             JUNE 30, 2000 AND 1999
                                   (UNAUDITED)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community. Presently, the contracts are not actively marketed.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the Greenwich Street Series Fund (Greenwich SSF);
                Greenwich SSF - Intermediate High Grade Portfolio (GSSFIHiGr) Greenwich SSF - Total Return Portfolio (GSSFTotRt)

              Portfolios of the Smith Barney Variable Account Funds (Smith
                Barney VAF);
                Smith Barney VAF - The Income and Growth Portfolio (SBVAFIncGro) Smith Barney VAF - The Reserve Account Portfolio (SBVAFResAcct) Smith Barney VAF - The U.S. Government/High Quality Securities
                  Portfolio (SBVAFUSGovHQ)

              Portfolios of the Travelers Series Fund Inc.;
                Travelers Series Fund Inc. - Smith Barney International Equity
                  Portfolio (TSFSBIntEq)
                Travelers Series Fund Inc. - Smith Barney Large Cap Value
                  Portfolio (TSFSBLgCapVal)
                Travelers Series Fund Inc. - Smith Barney Money Market Portfolio
                  (TSFSBMMkt)

         At June 30, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-4

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

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NATIONWIDE LIFE INSURANCE COMPANY                                    Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220      U.S. Postage
                                                                       PAID
                                                                  Columbus, Ohio
                                                                  Permit No. 521









Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company